51 Madison Avenue

New York, New York 10010

December 16, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ ETF Trust (Registration Nos.: 333-152915 and 811-22227)

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for IQ U.S. Mid Cap R&D Leaders ETF, IQ U.S. Large Cap R&D Leaders ETF and IQ Global Equity R&D Leaders ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 212 was filed electronically with the Securities and Exchange Commission on December 14, 2021.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jonathan Zimmerman
Barry Pershkow, Chapman and Cutler LLP